COLLEGE RETIREMENT EQUITIES FUND (“CREF”) CREF Stock Account CREF Global Equities Account CREF Growth Account CREF Bond Market Account CREF Inflation-Linked Bond Account CREF Money Market Account

SUPPLEMENT NO. 2

dated August 17, 2020 to the Prospectus dated May 1, 2020, as supplemented through May 1, 2020

Effective August 17, 2020, the portfolio management teams of the CREF Bond Market Account, CREF Inflation-Linked Bond Account and CREF Money Market Account have changed.

Jason O’Brien has become a new member of the CREF Bond Market Account’s portfolio management team. Accordingly, the following hereby replaces in its entirety the entry for the CREF Bond Market Account in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” beginning on page 77 of the CREF Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
BOND MARKET ACCOUNT
Joseph Higgins, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	1995	1995	2011

John Cerra
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003

Jason O’Brien, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—1993 to Present (fixed-income portfolio management)	2014	1993	2020

Chad Kemper has become a new member of the CREF Inflation-Linked Bond Account’s portfolio management team. Accordingly, the following hereby replaces in its entirety the entry for the CREF Inflation-Linked Bond Account in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” beginning on page 77 of the CREF Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
INFLATION-LINKED BOND ACCOUNT
John Cerra
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003

Nicholas Travaglino
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2014 to Present (fixed-income portfolio management)	2014	1997	2016

Chad Kemper
Senior Director	Portfolio Manager	Advisors, TCIM, Nuveen Asset Management and other advisory affiliates of TIAA—1999 to Present (fixed-income portfolio management)	2014	1999	2020
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Chad Kemper and Andrew Hurst each have become new members of the CREF Money Market Account’s portfolio management team. Accordingly, the following hereby replaces in its entirety the entry for the CREF Money Market Account in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” beginning on page 77 of the CREF Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
MONEY MARKET ACCOUNT
Joseph Rolston
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1984 to Present (fixed-income portfolio management)	1984	1979	2011

Chad Kemper
Senior Director	Portfolio Manager	Advisors, TCIM, Nuveen Asset Management and other advisory affiliates of TIAA—1999 to Present (fixed-income portfolio management)	2014	1999	2020

Andrew Hurst
Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2000 to Present (fixed-income portfolio management and operations)	2005	2000	2020

In addition, as of October 1, 2020 (the “effective date”), the portfolio management teams of the CREF Stock Account, CREF Global Equities Account, CREF Growth Account and CREF Money Market Account will change.

As of the effective date, Thomas Franks and Adam Cao will each no longer be portfolio managers of the CREF Stock Account. In addition, as of the effective date, David Chalupnik will become a new member of the CREF Stock Account’s portfolio management team. Saira Malik and Hans Erickson will each continue to serve as portfolio managers of the CREF Stock Account. Accordingly, as of the effective date, the following hereby replaces in its entirety the entry for the CREF Stock Account in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” beginning on page 77 of the CREF Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
STOCK ACCOUNT
Saira Malik, CFA
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2014 to Present (Head of Global Equity Portfolio Management)	2003	1995	2008

Hans Erickson, CFA
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	1996

David Chalupnik, CFA
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2002 to Present (portfolio management of core and value-focused portfolios)	2002	1984	2020
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As of the effective date, Thomas Franks will no longer be a portfolio manager of the CREF Global Equities Account. In addition, as of the effective date, Saira Malik will become a new member of the CREF Global Equities Account’s portfolio management team. John Tribolet will continue to serve as a portfolio manager of the CREF Global Equities Account. Accordingly, as of the effective date, the following hereby replaces in its entirety the entry for the CREF Global Equities Account in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” beginning on page 77 of the CREF Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
GLOBAL EQUITIES ACCOUNT
John Tribolet
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of global and international equity portfolios)	2005	1997	2006

Saira Malik, CFA
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2014 to Present (Head of Global Equity Portfolio Management)	2003	1995	2020

As of the effective date, Thomas Franks and Susan Hirsch will each no longer be portfolio managers of the CREF Growth Account. In addition, as of the effective date, Saira Malik will become a new member of the CREF Growth Account’s portfolio management team. Terrence Kontos will continue to serve as a portfolio manager of the CREF Growth Account. Accordingly, as of the effective date, the following hereby replaces in its entirety the entry for the CREF Growth Account in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” beginning on page 77 of the CREF Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
GROWTH ACCOUNT
Terrence Kontos, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (research and portfolio management of domestic growth portfolios)	2012	2005	2014

Saira Malik, CFA
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2014 to Present (Head of Global Equity Portfolio Management)	2003	1995	2020

As of the effective date, Joseph Rolston will no longer be a portfolio manager of the CREF Money Market Account. Therefore, as of the effective date, all references to Mr. Rolston are to be removed from the CREF Money Market Account’s portfolio management team disclosure in the CREF Prospectus.

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COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 2

dated August 17, 2020 to the Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented through May 1, 2020

The portfolio management teams of the CREF Bond Market Account, CREF Inflation-Linked Bond Account and the CREF Money Market Account have changed effective immediately.

Jason O’Brien has become a new member of the CREF Bond Market Account’s portfolio management team. Chad Kemper has become a new member of the CREF Inflation-Linked Bond Account’s portfolio management team and the CREF Money Market Account’s portfolio management team. Andrew Hurst has become a new member of the CREF Money Market Account’s portfolio management team.

Accordingly, effective immediately, the following hereby replaces in its entirety the entries for the CREF Bond Market Account, CREF Inflation-Linked Bond Account and CREF Money Market Account in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Accounts’ portfolio management” on page 50 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Account
Bond Market Account
Joseph Higgins	3	1	0	$12,151	$66	$0	$1–10,000
John Cerra	6	0	0	$24,754	$0	$0	$50,001–100,000
Jason O’Brien*	2	0	40	$7,200	$0	$1,800	$0
Inflation-Linked Bond Account
John Cerra	6	0	0	$32,314	$0	$0	$1–10,000
Nicholas Travaglino	3	0	0	$4,361	$0	$0	$0
Chad Kemper*	2	0	36	$3,300	$0	$600	$0
Money Market Account
Joseph Rolston	2	0	0	$1,786	$0	$0	$100,001–500,000
Chad Kemper*	2	0	36	$3,300	$0	$600	$0
Andrew Hurst*	2	0	0	$2,254	$0	$0	$0
*	This information is as of June 30, 2020.

In addition, as of October 1, 2020 (the “effective date”), the portfolio management teams of the CREF Stock Account, CREF Global Equities Account, CREF Growth Account and CREF Money Market Account will change.

As of the effective date, Thomas Franks and Adam Cao will each no longer be portfolio managers of the CREF Stock Account. In addition, as of the effective date, David Chalupnik will become a new member of the CREF Stock Account’s portfolio management team. Therefore, as of the effective date, all references to Mr. Franks and Mr. Cao are removed from the CREF Stock Account’s portfolio management team disclosure in the SAI.

As of the effective date, Thomas Franks will no longer be a portfolio manager of the CREF Global Equities Account. In addition, as of the effective date, Saira Malik will become a new member of the CREF Global Equities Account’s portfolio management team. Therefore, as of the effective date, all references to Mr. Franks are removed from the CREF Global Equities Account’s portfolio management team disclosure in the SAI.

As of the effective date, Thomas Franks and Susan Hirsch will each no longer be portfolio managers of the CREF Growth Account. In addition, as of the effective date, Saira Malik will become a new member of the CREF Growth Account’s portfolio management team. Therefore, as of the effective date, all references to Mr. Franks and Ms. Hirsch are removed from the CREF Growth Account’s portfolio management team disclosure in the SAI.

Accordingly, as of the effective date, the following replaces in its entirety the entries for the CREF Stock Account, CREF Global Equities Account, and CREF Growth Account in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Accounts’ portfolio management” on page 50 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Account
Stock Account
Saira Malik	0	0	0	$0	$0	$0	Over $1,000,000
Hans Erickson	31	0	0	$63,107	$0	$0	Over $1,000,000
David Chalupnik*	7	1	3,152	$6,900	$118	$8,900	$0
Global Equities Account
John Tribolet	2	0	0	$5,087	$0	$0	Over $1,000,000
Saira Malik*	2	0	0	$135,974	$0	$0	Over $1,000,000
Growth Account
Terrence Kontos	3	1	0	$7,482	$2	$0	$100,001–500,000
Saira Malik*	2	0	0	$125,899	$0	$0	$50,001–100,000

*	This information is as of June 30, 2020.

As of the effective date, Joseph Rolston will no longer be a portfolio manager of the CREF Money Market Account. Therefore, as of the effective date, all references to Mr. Rolston are to be removed from the CREF Money Market Account’s portfolio management team disclosure in the SAI.

A40895 (8/20)